STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
STOCK BASED COMPENSATION [Abstract]
Schedule of Non-Qualified Stock Options and Warrants Outstanding and Exercisable
The following tables summarize all stock option and warrant activity of the Company during the year ended December 31, 2013 and 2012:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable
			Weighted
	Number of	Exercise	Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2011	8,798,500	$0.25 - $1.75	$1.02

Granted	1,210,000	$0.90 - $1.69	$1.19
Expired	(25,000)	$1.25	$1.25
Forfeited		-	-
Exercised	(1,210,000)	$0.25 - $1.25	$0.37

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$1.13

Granted	560,000	$0.84 - $1.16	$0.96
Expired	(1,971,650)	$0.73 - $1.25	$1.02
Forfeited	(120,000)	$0.93 - $1.03	$0.99
Exercised	(95,850)	$0.345 - $1.25	$0.76

Outstanding, December 31, 2013	7,146,000	$0.25 - $1.75	$1.16

Exercisable, December 31, 2013	6,529,123	$0.25 - $1.75	$1.18

Schedule of Non-Qualified Stock Options and Warrants Outstanding, by Exercise Price Range

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2013	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	6,529,123	2.82	$1.18